EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	9/01/11-9/30/11
Determination Date	10/10/2011
Distribution Date	10/17/2011

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$650,000,011.61
2.	Collections allocable to Principal				$17,522,756.83
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$0.00

5.	Pool Balance on the close of the last day of the related Collection Period				$632,477,254.78
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				40,502

7.	Initial Pool Balance				$650,000,011.61

			Beginning		End
8.	Note Balances		of Period		of Period

	a.	Class A-1 Note Balance	$108,000,000.00		$86,405,367.87
	b.	Class A-2 Note Balance	$213,000,000.00		$213,000,000.00
	c.	Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$650,000,000.00		$628,405,367.87

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	1.0000000		0.8000497
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	1.0000000		0.9667775

10.	Overcollateralization Target Amount				$6,324,772.55
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,071,886.91

12.	Weighted Average Coupon			%	8.92%
13.	Weighted Average Original Term			months	65.53
14.	Weighted Average Remaining Term			months	58.94

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,999,327.34
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,999,327.34

16.	Principal:
	a.	Collections allocable to Principal			$17,522,756.83
	b.	Liquidation Proceeds allocable to Principal			$0.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$17,522,756.83

17.	Total Finance Charge and Principal Collections (15d+16d)				$22,522,084.17
18.	Interest Income from Collection Account				$225.97

19.	Simple Interest Advances		$	0.00

20.	Available Collections (Ln 17 + 18 + 19)		$	22,522,310.14

Available Funds

21.	Available Collections		$	22,522,310.14
22.	Reserve Account Draw Amount		$	0.00

23.	Available Funds		$	22,522,310.14

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$	541,666.68
	b.	Amount Unpaid from Prior Months	$	0.00
	c.	Amount Paid	$	541,666.68

	d.	Shortfall Amount (a + b - c)	$	0.00

25.	Unreimbursed Servicer Advances		$	0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$	4,062.50
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$	0.00
	c.	Other Unpaid Backup Servicing Fees	$	0.00
	d.	Amount Paid	$	4,062.50

	e.	Shortfall Amount (a + b + c - d)	$	0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$	23,330.25
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$	0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$	23,330.25

	e.	Class A-2 Monthly Interest	$	92,536.67
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$	0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$	0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$	92,536.67

	i.	Class A-3 Monthly Interest	$	96,510.56
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$	0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$	0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$	96,510.56

	m.	Class A-4 Monthly Interest	$	110,591.48
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$	0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$	0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$	110,591.48

28.	Priority Principal Distributable Amount		$	0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$	15,981.22
	b.	Additional Note Interest related to Class B Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$	0.00

	d.	Total Class B Note Interest (sum a - c)	$	15,981.22

30.	Secondary Principal Distributable Amount		$	0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$	25,026.31
	b.	Additional Note Interest related to Class C Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$	0.00

	d.	Total Class C Note Interest (sum a - c)	$	25,026.31

32.	Tertiary Principal Distributable Amount		$	9,721,745.22

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$17,992.14
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d. Total Class D Note Interest (sum a - c)	$17,992.14

34.	Quaternary Principal Distributable Amount	$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$18,450,443.03

36.	Reserve Account Deficiency	$0.00

37.	Regular Principal Distributable Amount	$6,324,772.55

38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39.	Additional Servicing Fees, if any	$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,999,327.34
	b. Total Daily Deposits of Principal Collections	$17,522,756.83
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$225.97

	e. Total Deposits to Collection Account (sum a - d)	$22,522,310.14

42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$541,666.68
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,062.50
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,976,580.96
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f. Total Withdrawals from Collection Account (sum a - e)	$22,522,310.14

Note Payment Account Activity

43.	Deposits
	a. Class A-1 Interest Distribution	$23,330.25
	b. Class A-2 Interest Distribution	$92,536.67
	c. Class A-3 Interest Distribution	$96,510.56
	d. Class A-4 Interest Distribution	$110,591.48
	e. Class B Interest Distribution	$15,981.22
	f. Class C Interest Distribution	$25,026.31
	g. Class D Interest Distribution	$17,992.14

	h. Class A-1 Principal Distribution	$21,594,632.13
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00

	o. Total Deposits to Note Payment Account (sum a - n)	$21,976,600.76

44.	Withdrawals
	a. Class A-1 Distribution	$21,617,962.38
	b. Class A-2 Distribution	$92,536.67
	c. Class A-3 Distribution	$96,510.56
	d. Class A-4 Distribution	$110,591.48
	e. Class B Distribution	$15,981.22
	f. Class C Distribution	$25,026.31
	g. Class D Distribution	$17,992.14

	h. Total Withdrawals from Note Payment Account (sum a - g)	$21,976,600.76

Certificate Payment Account Activity

45.	Deposits
	a. Excess Collections	$0.00
	b. Reserve Account surplus (Ln 55)	$0.00

	c. Total Deposits to Certificate Payment Account (sum a - b)	$0.00

46.	Withdrawals
	a. Certificateholder Distribution	$0.00

	b. Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a. $1,625,000.00	$1,625,000.00
	b. Note Balance	$628,405,367.87

48.	Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50.	Investment Earnings	$19.80
51.	Reserve Account Draw Amount	$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,019.80
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$19.80
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$0.00

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$541,666.68
60.	Amount to be paid to Backup Servicer from the Collection Account	$4,062.50
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,976,580.96
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$19.80
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$21,617,962.38
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$92,536.67
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$96,510.56
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$110,591.48
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$15,981.22
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$25,026.31
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$17,992.14
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$0.00

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period		$	0.00
74.	Cumulative Net Losses		$	0.00
75.	Cumulative Net Loss Percentage			0.0000%

76.	Delinquency Analysis	Number of Loans		Principal Balance

	a. 31 to 60 days past due	288	$	4,159,157.21
	b. 61 to 90 days past due	1	$	27,215.28
	c. 91 or more days past due	0	$	0.00

	d. Total Past Due (sum a-c)	289		4,186,372.49

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$	2,420,345,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning

Name:	Keith D. Browning

Title:	Executive Vice President